Statement of Financial Position - USD ($)		Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS:
Cash and cash equivalents		$ 37,934	$ 18,996
Prepaid expenses and receivables		12,153	3,968
TOTAL CURRENT ASSETS		50,087	22,964
NON-CORRENT ASSTES:
Intangible assets		26,696	29,030
TOTAL ASSETS		76,783	51,994
CURRENT LIABILITIES:
Trade accounts Payables		50,989	5,872
Related Party loans		181,607	194,900
Accrued liabilities		64,704	14,965
TOTAL CURRENT LIABILITIES		297,300	215,737
EQUITY:
Common shares no par value: Authorized: 300,000,000 shares at December 31, 2017 and 2016, issued and outstanding: 83,265,969 and 82,265,969 at December 31, 2017 and 2016, respectively.	[1]	332	332
Share premium		405,026	320,026
Receipt on account of shares not yet issued		157,551
Accumulated deficit		(783,426)	(484,101)
TOTAL EQUITY		(220,517)	(163,743)
TOTAL LIABILITIES AND EQUITY		$ 76,783	$ 51,994

[1]	Represents par value on shares sold before amendment of the Company charter to no par value.